Trade and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2025
Trade and Other Receivables [Line Items]
Summary of Trade and Other Receivables

Trade and other receivables of the Group are composed of the following:

Current	September 30, 2025	December 31, 2024
Trade receivables	507,622	457,312
Loss allowance	(1,064)	(148)
Trade receivables net	506,558	457,164
Advances and other receivables(i)	69,831	39,549
Total Current Trade and other receivables	576,389	496,713

Non-current
Advances and other receivables(i)	13,823	18,044
Total Non-current Trade and other receivables	13,823	18,044

(i)
As of September 30, 2025, the Company recognized USD 2,077 write-off of Advances and other receivables due from a third-party payment processor given its current view on recoverability of the asset.

Summary of Impairment Losses

The following table presents the evolution of the loss allowance:

	September 30, 2025	September 30, 2024
As of January 1	(148)	(459)
(Increase)/decrease in loss allowance for trade receivables	(1,796)	—
Write-off	880	417
As of September 30	(1,064)	(42)
Net impairment (loss)/gain for trade receivables	(1,796)	93